Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: May 10, 2024

Payment Date	5/15/2024
Collection Period Start	4/1/2024
Collection Period End	4/30/2024
Interest Period Start	4/15/2024
Interest Period End	5/14/2024

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$238,750,505.04	$31,100,578.00	$207,649,927.04	0.408679	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$853,130,505.04	$31,100,578.00	$822,029,927.04

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$938,770,346.75	$904,336,508.14	0.604609
YSOC Amount	$82,248,640.33	$78,915,379.72
Adjusted Pool Balance	$856,521,706.42	$825,421,128.42
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$238,750,505.04	5.20000%	30/360	$1,034,585.52
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$853,130,505.04			$3,543,304.85

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$938,770,346.75	$904,336,508.14
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$856,521,706.42	$825,421,128.42
Number of Receivables Outstanding	48,515	47,769
Weighted Average Contract Rate	3.91%	3.91%
Weighted Average Remaining Term (months)	45.7	44.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,107,961.62
Principal Collections	$34,191,738.05
Liquidation Proceeds	$231,817.95
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$37,531,517.62
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$37,531,517.62

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$782,308.62	$782,308.62	$—	$—	$36,749,209.00
Interest - Class A-1 Notes	$—	$—	$—	$—	$36,749,209.00
Interest - Class A-2 Notes	$1,034,585.52	$1,034,585.52	$—	$—	$35,714,623.48
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$33,786,915.15
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$33,395,405.15
First Allocation of Principal	$—	$—	$—	$—	$33,395,405.15
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$33,338,114.15
Second Allocation of Principal	$589,376.62	$589,376.62	$—	$—	$32,748,737.53
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,688,169.53
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$19,128,169.53
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$19,056,527.53
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,496,527.53
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,496,527.53
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$2,105,326.15
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,105,326.15
Remaining Funds to Certificates	$2,105,326.15	$2,105,326.15	$—	$—	$—
Total	$37,531,517.62	$37,531,517.62	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$82,248,640.33
Increase/(Decrease)	$(3,333,260.61)
Ending YSOC Amount	$78,915,379.72

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$856,521,706.42	$825,421,128.42
Note Balance	$853,130,505.04	$822,029,927.04
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	26	$242,100.56
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	132	$231,817.95
Monthly Net Losses (Liquidation Proceeds)			$10,282.61
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.26%
Preceding Collection Period			0.15%
Current Collection Period			0.01%
Four-Month Average Net Loss Ratio			0.13%
Cumulative Net Losses for All Periods			$3,014,167.62
Cumulative Net Loss Ratio			0.20%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.19%	78	$1,751,732.71
60-89 Days Delinquent	0.09%	35	$822,006.56
90-119 Days Delinquent	0.04%	13	$325,647.37
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.32%	126	$2,899,386.64

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$149,823.17
Total Repossessed Inventory		10	$223,629.15

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		48	$1,147,653.93
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.11%
Current Collection Period			0.13%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.56	0.06%	25	0.05%